Plant, Property and Equipment, Net (Details) - Schedule of Plants, Property and Equipment, Stated at Cost Less Accumulated Depreciation - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 67,507,567	$ 22,461,638
Construction in progress	2,401,354	20,135,220
Less:
Less: Accumulated depreciation	(4,347,670)	(1,128,475)
Plant, property and equipment, net	65,561,251	41,468,383
Building [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	29,618,983	4,656,184
Machines [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	35,880,013	16,341,419
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	399,822	332,113
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	878,145	587,131
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	333,183	139,650
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 397,421	$ 405,141